LEASES - Supplemental Balance sheet information related to lease (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Supplemental balance sheet information related to leases
Operating lease right-of-use assets	$ 46,081	¥ 320,809
Operating lease liabilities, current	5,001	34,817
Operating lease liabilities, non-current	$ 7,292	50,763
Total lease liabilities		¥ 85,580
Weighted average remaining lease term (in years)	1 year 3 months 10 days	1 year 3 months 10 days
Weighted average discount rate	4.76%	4.76%
Weighted average remaining lease term, including land use rights (in years)	26 years 8 months 15 days